Long-Term Debt - Additional Information - $25 Million Secured Loan Facility (Detail) - USD ($)		12 Months Ended
	Dec. 01, 2016	Dec. 31, 2017
Debt Instrument [Line Items]
Credit facility amount		$ 20,000,000
25 Million Seller's Credit and Seller's Loan [Member] | Sellers Credit [Member] | Raquel Knutsen [Member]
Debt Instrument [Line Items]
Credit facility amount	$ 13,000,000
25 Million Seller's Credit and Seller's Loan [Member] | Sellers Loan [Member] | Raquel Knutsen [Member]
Debt Instrument [Line Items]
Credit facility amount	12,000,000
25 Million Seller's Credit and Seller's Loan [Member] | Sellers Credit and Sellers Loan [Member] | Raquel Knutsen [Member]
Debt Instrument [Line Items]
Credit facility amount	$ 25,000,000
Credit facility maturity date	Dec. 31, 2021
Credit facility interest rate description		LIBOR plus a fixed margin of 4.5%
Credit facility interest rate	4.50%
Credit facility repayment date	Jan. 13, 2017	Jan. 13, 2017